Note 18 - Preferred shares (Details)				12 Months Ended
	Sep. 17, 2015 shares	Mar. 11, 2014 shares	Jan. 27, 2014 USD ($) $ / shares shares	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)
Note 18 - Preferred shares (Details) [Line Items]
Stock Issued During Period, Shares, New Issues (in Shares) | shares	2,343,335	1,100,000
Preferred Stock, Percentage of Voting Rights, Number of Common Shares								50.00%
Dividends, Paid-in-kind								$ 1,639,149	$ 1,440,100
Series B Preferred Stock [Member]
Note 18 - Preferred shares (Details) [Line Items]
Proceeds from Issuance of Convertible Preferred Stock			$ 29,000,000
Preferred Stock, Redemption Price Per Share (in Dollars per share) | $ / shares			$ 1,000
Preferred Stock, Convertible, Initial Conversion Price (in Dollars per share) | $ / shares			$ 12.25
Preferred Stock, Redemption Amount								$ 33,779,249
Number of Consecutive In-Kind Dividends Declared								4
Dividends, Paid-in-kind								$ 1,640,000
Series B Preferred Stock [Member] | TCP [Member]
Note 18 - Preferred shares (Details) [Line Items]
Stock Issued During Period, Shares, New Issues (in Shares) | shares			25,000
Series B Preferred Stock [Member] | Preferred Friends Investment Company, Inc [Member]
Note 18 - Preferred shares (Details) [Line Items]
Stock Issued During Period, Shares, New Issues (in Shares) | shares			5,700
Series B Preferred Stock [Member] | First Five Years [Member]
Note 18 - Preferred shares (Details) [Line Items]
Preferred Stock, Additional Cash Dividend Under Specified Conditions, Percentage			40.00%
Preferred Stock, Cash Dividend Under Other Specified Conditions, Percentage			100.00%
Preferred Stock, Dividend Rate Under Other Specified Conditions, Percentage			5.00%
Series B Preferred Stock [Member] | After First Five Years [Member]
Note 18 - Preferred shares (Details) [Line Items]
Preferred Stock, Dividend Rate, Percentage			40.00%
Series B Preferred Stock [Member] | Years Six and Seven [Member]
Note 18 - Preferred shares (Details) [Line Items]
Preferred Stock, Dividend Rate, Percentage			12.00%
Series B Preferred Stock [Member] | After Year Seven [Member]
Note 18 - Preferred shares (Details) [Line Items]
Preferred Stock, Dividend Rate, Percentage			14.00%
Series B Preferred Stock [Member] | Scenario, Forecast [Member]
Note 18 - Preferred shares (Details) [Line Items]
Preferred Stock, Redemption Amount				$ 39,359,846	$ 39,207,373	$ 37,306,766	$ 35,498,294
Increase in Carrying Amount of Redeemable Preferred Stock				$ 152,473	$ 1,900,607	$ 1,808,472	$ 1,720,806
Minimum [Member] | Series B Preferred Stock [Member] | First Five Years [Member]
Note 18 - Preferred shares (Details) [Line Items]
Preferred Stock, Dividend Rate, Percentage			0.00%
Maximum [Member] | Series B Preferred Stock [Member] | First Five Years [Member]
Note 18 - Preferred shares (Details) [Line Items]
Preferred Stock, Dividend Rate, Percentage			5.00%